Parent Only Financial Information - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, authorized (in Shares)	9,860,000,000	9,860,000,000
Ordinary shares, issued (in Shares)	560,630,122	58,730,507
Ordinary shares, outstanding (in Shares)	544,405,234	42,505,619
Treasury shares, ordinary shares at cost (in Shares)	16,224,888	16,224,888
Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, authorized (in Shares)	40,000,000	40,000,000
Ordinary shares, issued (in Shares)	7,206,059	7,206,059
Ordinary shares, outstanding (in Shares)	7,206,059	7,206,059